SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Subsequent Events [Text Block]

29. SUBSEQUENT EVENTS

          On December 3, 2011, the Company entered into an equity purchase and sale agreement with a third-party to sell Pingnan County Yuanping Hydroelectric Co., Ltd., which owns and operates the Yuanping hydroelectric power project, a 16 megawatt (“MW”) project located in the Fujian Province, for cash consideration of US$11,276 (RMB71,050). The sale transaction was completed on March 2, 2012.